RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2017
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2016	2017
Change in benefit obligation:
Benefit obligation at beginning of year	¥41,990	¥79,839
Service cost	17,468	24,641
Interest cost	35	123
Actuarial loss (gain)	27,856	(15,518)
Benefits paid	(5,448)	(11,539)
Foreign currency exchange rate changes	(2,062)	811
Benefit obligation at end of year	¥79,839	¥78,357

Change in plan assets:
Fair value of plan assets at beginning of year	¥5,866	¥20,486
Employer contributions	19,590	14,329
Benefits paid	(3,564)	(11,539)
Foreign currency exchange rate changes	(1,406)	552
Fair value of plan assets at end of year	20,486	23,828

Funded status at end of year	¥(59,353)	¥(54,529)

Schedule of amounts recognized in the consolidated balance sheets

	Thousands of Yen
	2016	2017
Retirement and severance benefits—current	¥3,201	¥8,468
Retirement and severance benefits—noncurrent	56,152	46,061
Amount recognized	¥59,353	¥54,529

Schedule of components of net periodic retirement cost

	Thousands of Yen
	2015	2016	2017
Service cost	¥16,843	¥17,468	¥24,641
Interest cost	28	35	123
Amortization of net gain	1,594	2,001	4,313
Net periodic retirement cost	¥18,465	¥19,504	¥29,077

Schedule of amounts recognized in other comprehensive income net of tax

	Thousands of Yen
	2015	2016	2017
Actuarial (gain) loss	¥(1,703)	¥(17,495)	¥13,759

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax

	Thousands of Yen
	2016	2017
Accumulated actuarial loss	¥(23,276)	¥(9,517)

Schedule of assumptions used to determine the year-end benefit obligation

	2016	2017
Discount rate	0.23%	0.27%
Rate of compensation increase	5.10%	4.70%

Schedule of assumptions used to determine the net periodic retirement cost

	2015	2016	2017
Discount rate	0.21%	0.17%	0.23%
Rate of compensation increase	6.90%	3.50%	5.10%

Schedule of expected future benefit payments, which reflect expected future service

Years ending March 31,	Thousands of Yen
2018	¥8,468
2019	8,209
2020	9,086
2021	10,533
2022	9,405
2023 through 2028	36,759